Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Employee Benefit Plans [Abstract]
Service cost	¥ 2,702	¥ 2,884
Interest cost	2,528	2,020
Expected return on plan assets	(2,684)	(2,833)
Amortization of net actuarial losses	368	922
Amortization of prior service cost	(271)	(230)
Net periodic benefit cost	¥ 2,643	¥ 2,763
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Labor and Related Expense	Labor and Related Expense